Employee Benefit Plans (Fair Value Measurement Of Plan Assets Using Significant Unobservable Inputs) (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Real Estate Fund [Member] Significant Unobservable Inputs (Level 3) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance, beginning of year	$ 28.4	$ 28.8	$ 9.9	$ 7.7	$ 2.2
Assets held at end of year			0.4	0.3	0.1
Assets sold during the year			0	0	0
Purchases, sales and settlements			(0.6)	0.1	(0.7)
Transfers in/(out)			0.8	0.8	0
Balance, end of year	$ 28.4	$ 28.8	$ 10.5	$ 8.9	$ 1.6